RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

(a)	Revenue – related parties

For the six months ended June 30, 2022 and 2021, approximately $12,000 and $68,000, respectively, for sales of products and advertising revenue were from Taoping alliance companies of which TNM has equity investment of over 5% ownership.

(b)	Other revenue – related party

For the six months ended June 30, 2021, the Company had a rental income of approximately $30,000 from TNM which was for the office lease between TNM and the Company. Upon completion of the Company’s acquisition of TNM on June 9, 2021, the related party rental income was eliminated in the Company’s consolidated financial statements thereafter. Other revenue generated from related parties also includes system maintenance service provided to Taoping affiliate customers, which was approximately $19,000 and $24,000, for the six months ended June 30, 2022 and 2021, respectively.

(c)	Amount due to related parties

As of June 30, 2022 and December 31, 2021, the amount due to related parties was approximately $2,985,000 and $3,145,000, respectively, which included a loan of RMB20 million from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matures on May 18, 2023.